BALANCE SHEET (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Stockholders' Deficit
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	26,000,000	26,000,000	26,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Shares Authorized	39,389,000	300,000,000	300,000,000
Common Stock, Shares, Issued	34,523,000	75,628,000	75,020,000
Common Stock, Shares, Outstanding	34,523,000	75,628,000	75,020,000
CIK 0001846136 Riverview Acquisition Corp
Stockholders' Deficit
Preferred Stock, Par or Stated Value Per Share	$ 0.001			$ 0.001
Preferred Stock, Shares Authorized	1,000,000			1,000,000
Preferred Stock, Shares Issued	0			0
Preferred Stock, Shares Outstanding	0			0
Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
LIABILITIES AND STOCKHOLDERS' DEFICIT
Temporary Equity, Par or Stated Value Per Share	$ 0.001			$ 0.001
Temporary Equity, Shares Authorized	85,000,000			85,000,000
Temporary Equity, Shares Outstanding	25,000,000			25,000,000
Stockholders' Deficit
Common Stock, Par or Stated Value Per Share	$ 0.001			$ 0.001
Common Stock, Shares Authorized	85,000,000			85,000,000
Common Stock, Shares, Issued	0			0
Common Stock, Shares, Outstanding	0			0
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholders' Deficit
Common Stock, Par or Stated Value Per Share	$ 0.001			$ 0.001
Common Stock, Shares Authorized	15,000,000			15,000,000
Common Stock, Shares, Issued	6,250,000			6,250,000
Common Stock, Shares, Outstanding	6,250,000			6,250,000
Common stock, shares forfeited (in shares)	937,500